Long-Term Debt (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2013	Mar. 31, 2014 item
Presented as follows:
Current portion of long-term debt		$ 9,612,000
Long-term debt-net of current portion		119,106,500
Minimum annual principal payments
2015		9,612,000
2016		9,612,000
2017		9,612,000
2018		9,612,000
2019		57,268,000
Thereafter		33,002,500
Total secured bank debt		128,718,500
Restricted cash account		30,948,702
Royal Bank of Scotland plc (RBS)
Minimum annual principal payments
Total secured bank debt		128,718,500
Original loan amount		135,224,500
Number of tranches in which loan facility is divided		3
Variable interest rate basis		LIBOR
Accelerated long-term debt payment	28,418,740
Minimum market adjusted security cover ratio as percentage of aggregate outstanding loan balance		125.00%
Period after non-compliance of minimum market adjusted security cover ratio and percentage of debt swap exposure prepayment required to be made		1 month
Minimum market adjusted security cover ratio as percentage of aggregate outstanding loan balance in the event of lender release		175.00%
Margin in the event of lender release (as a percent)		2.75%
Minimum Shareholders' funds as adjusted for any reduction in the vessel fair market value		85,000,000
Ratio of total debt to shareholders funds		1.50
Minimum cash balance at the end of each quarter		10,000,000
Minimum cash per mortgaged vessel		1,500,000
Royal Bank of Scotland plc (RBS) | Minimum
Minimum annual principal payments
New building cash collateral		29,572,520
Royal Bank of Scotland plc (RBS) | Period one
Minimum annual principal payments
Margin (as a percent)		1.50%
New building cash collateral		66,538,170
Minimum percentage of debt swap exposure required to be maintained		50.00%
Debt service coverage ratio		0.75
Royal Bank of Scotland plc (RBS) | Period two
Minimum annual principal payments
Margin (as a percent)		2.00%
New building cash collateral		59,145,040
Minimum percentage of debt swap exposure required to be maintained		100.00%
Debt service coverage ratio		0.8
Royal Bank of Scotland plc (RBS) | Period three
Minimum annual principal payments
Margin (as a percent)		2.50%
New building cash collateral		51,751,910
Debt service coverage ratio		1
Royal Bank of Scotland plc (RBS) | Period four
Minimum annual principal payments
New building cash collateral		44,358,780
Tranche A
Minimum annual principal payments
Total secured bank debt		44,200,000
Original loan amount		47,600,000
Number of semi annual installments		12
Semi-annual installment		1,700,000
Balloon payment		27,200,000
Tranche B
Minimum annual principal payments
Total secured bank debt		33,241,000
Original loan amount		34,500,000
Number of semi annual installments		11
Semi-annual installment		1,278,500
Balloon payment		20,456,000
Tranche C
Minimum annual principal payments
Total secured bank debt		51,277,500
Original loan amount		53,100,000
Number of semi annual installments		14
Semi-annual installment		1,827,500
Balloon payment		$ 27,520,000